Concentrations of Credit Risk and Major Customers (Details) - Accounts Receivable [Member]	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Three largest receivable balances	72.50%		78.20%
Customer A [Member]
Three largest receivable balances	47.40%		61.10%
Customer B [Member]
Three largest receivable balances		[1]	10.20%
Customer C [Member]
Three largest receivable balances	18.40%		6.90%
Customer D [Member]
Three largest receivable balances	6.70%			[1]

[1]	not among the top three receivable balances as of respective year end.